Vert Global Sustainable Real Estate Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS (REITs)- 98.9%	Shares	Value
Diversified REITs - 7.5%
Activia Properties, Inc.	265	$731,105
Alexander & Baldwin, Inc.	30,539	510,917
American Assets Trust, Inc.	23,415	455,422
British Land Co. PLC	356,200	1,371,968
Charter Hall Long Wale REIT	259,743	534,445
Cromwell European REIT(a)	46,919	63,495
Daiwa House REIT Investment Corp.	933	1,646,135
Dream Impact Trust	2,075	11,809
Empire State Realty Trust, Inc.	52,847	424,890
GPT Group/The	752,023	1,872,708
Growthpoint Properties Australia Ltd.	99,262	140,061
Growthpoint Properties Ltd.	1,403,224	781,885
Hulic REIT, Inc.	519	553,387
ICADE	12,591	414,686
Land Securities Group PLC	270,107	1,936,147
Lar Espana Real Estate Socimi SA	13,501	79,078
Merlin Properties Socimi SA	121,730	1,024,217
Mirvac Group	1,592,994	2,165,181
Nomura Real Estate Master Fund, Inc.	1,654	1,852,487
NTT UD REIT Investment Corp.	566	522,729
Picton Property Income Ltd.	117,544	97,454
Redefine Properties Ltd.	2,372,542	444,065
Schroder Real Estate Investment Trust Ltd.	162,778	81,171
Sekisui House REIT, Inc.	1,691	941,981
Stockland	963,690	2,411,896
Suntec Real Estate Investment Trust	860,100	728,420
Tritax EuroBox PLC	285,392	174,801
		21,972,540

Health Care REITs - 9.6%
Aedifica SA	18,536	1,053,498
Cofinimmo SA	11,879	814,399
Healthpeak Properties, Inc.	224,199	4,116,294
Ventas, Inc.(b)	164,831	6,944,330
Welltower, Inc.(b)	185,289	15,178,875
		28,107,396

Hotel & Resort REITs - 3.0%
CapitaLand Ascott Trust	904,700	634,158
DiamondRock Hospitality Co.(b)	87,299	701,011
Hersha Hospitality Trust	11,491	113,301
Hoshino Resorts REIT, Inc.	93	407,287
Host Hotels & Resorts, Inc.(b)	291,449	4,683,585
Japan Hotel REIT Investment Corp.	1,706	890,769
RLJ Lodging Trust	60,863	595,849
Sunstone Hotel Investors, Inc.(b)	82,270	769,225
		8,795,185

Industrial REITs - 17.7%
Advance Logistics Investment Corp.	242	203,776
Americold Realty Trust, Inc.	110,567	3,362,342
CapitaLand Ascendas REIT	1,473,700	2,955,766
Dream Industrial Real Estate Investment Trust	49,419	467,175
Frasers Logistics & Commercial Trust	1,101,000	859,715
GLP J-REIT	1,861	1,663,378
Goodman Group	678,871	9,304,500
Goodman Property Trust	410,401	520,236
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	43,830	929,196
Industrial & Infrastructure Fund Investment Corp.	887	819,568
Japan Logistics Fund, Inc.	349	676,629
LaSalle Logiport REIT	686	657,718
Mitsubishi Estate Logistics REIT Investment Corp.	191	479,424
Nippon Prologis REIT, Inc.	947	1,768,019
Prologis Property Mexico SAB de CV	250,923	864,750
Prologis, Inc.	121,919	13,680,531
Rexford Industrial Realty, Inc.	84,853	4,187,496
Segro PLC	482,210	4,216,490
SOSiLA Logistics REIT, Inc.	274	226,276
STAG Industrial, Inc.(b)	66,279	2,287,288
TF Administradora Industrial S de RL de CV	261,568	463,025
Tritax Big Box REIT PLC	768,504	1,307,859
		51,901,157

Office REITs - 10.0%
Alexandria Real Estate Equities, Inc.(b)	66,783	6,684,979
Allied Properties Real Estate Investment Trust	23,500	310,219
Boston Properties, Inc.(b)	60,961	3,625,960
Brandywine Realty Trust	67,039	304,357
Covivio SA	18,969	841,402
Cromwell Property Group	605,229	143,212
Derwent London PLC	38,851	910,878
Dexus(a)	422,042	1,967,348
Dream Office Real Estate Investment Trust	3,240	23,019
Franklin Street Properties Corp.	18,517	34,256
Gecina SA	18,087	1,844,115
Global One Real Estate Investment Corp.	406	311,703
Great Portland Estates PLC	94,878	483,651
Hudson Pacific Properties, Inc.(b)	64,117	426,378
Inmobiliaria Colonial Socimi SA	113,169	641,757
Japan Excellent, Inc.	494	436,974
Japan Real Estate Investment Corp.	524	2,041,893
JBG SMITH Properties(b)	43,786	633,146
Kilroy Realty Corp.	45,804	1,447,864
Manulife US Real Estate Investment Trust	752,209	42,846
Nippon Building Fund, Inc.	622	2,518,814
NSI NV	7,701	146,065
Orix JREIT, Inc.	1,036	1,242,545
Precinct Properties New Zealand Ltd.	535,231	368,910
Societe de la Tour Eiffel	402	5,881
Vornado Realty Trust(b)	64,235	1,456,850
Workspace Group PLC	52,043	310,014
		29,205,036

Residential REITs - 16.2%
Advance Residence Investment Corp.	563	1,276,273
Altarea SCA	1,655	151,729
AvalonBay Communities, Inc.	57,293	9,839,499
Comforia Residential REIT, Inc.	268	593,983
Dream Residential Real Estate Investment Trust	2,600	18,070
Equity LifeStyle Properties, Inc.(b)	72,371	4,610,756
Equity Residential	145,168	8,522,813
Essex Property Trust, Inc.	26,130	5,541,912
Home REIT PLC(c)	255,956	29,699
Killam Apartment Real Estate Investment Trust	22,142	283,978
Minto Apartment Real Estate Investment Trust	11,500	115,402
Nippon Accommodations Fund, Inc.	210	886,391
Sun Communities, Inc.	51,431	6,086,345
UDR, Inc.	127,780	4,557,913
UMH Properties, Inc.	23,900	335,078
Unibail-Rodamco-Westfield(a)	46,607	2,291,923
UNITE Group PLC	142,810	1,556,933
Veris Residential, Inc.	27,498	453,717
		47,152,414

Retail REITs - 14.9%
CapitaLand Integrated Commercial Trust	2,158,512	2,912,947
Carmila SA	22,262	332,966
Charter Hall Retail REIT	212,034	425,246
Choice Properties Real Estate Investment Trust	64,234	599,659
Eurocommercial Properties NV	13,479	298,794
Federal Realty Investment Trust	30,264	2,742,826
First Capital Real Estate Investment Trust	42,825	419,343
Frasers Centrepoint Trust	404,700	646,893
Hammerson PLC(a)	1,739,128	532,306
Immobiliare Grande Distribuzione SIIQ SpA	20,822	46,930
Japan Metropolitan Fund Invest	2,787	1,807,517
Kimco Realty Corp.	252,569	4,442,689
Kiwi Property Group Ltd.	484,611	245,464
Klepierre SA	83,120	2,035,241
Lendlease Global Commercial REIT	755,496	300,620
Macerich Co.	87,870	958,662
Mercialys SA	32,217	289,900
Regency Centers Corp.	62,930	3,740,559
RioCan Real Estate Investment Trust	56,613	753,173
Scentre Group	2,072,517	3,256,684
Shaftesbury Capital PLC	561,616	784,480
Simon Property Group, Inc.	127,662	13,791,326
Vastned Belgium NV	37	1,056
Vastned Retail NV	3,437	70,092
Vicinity Ltd.	1,503,084	1,628,971
Wereldhave Belgium Comm VA	447	21,739
Wereldhave NV	10,144	161,241
		43,247,324

Specialized REITs - 20.0%
American Tower Corp.	83,645	13,755,420
Big Yellow Group PLC	67,086	764,478
Charter Hall Social Infrastructure REIT	127,064	204,394
Digital Realty Trust, Inc.	120,731	14,610,867
Equinix, Inc.	18,751	13,618,101
Extra Space Storage, Inc.	73,910	8,985,978
Iron Mountain, Inc.	118,712	7,057,428
		58,996,666
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $324,189,362)		289,377,718

SHORT-TERM INVESTMENTS - 12.9%
Money Market Funds – 0.4%	Shares
STIT - Government & Agency Portfolio, 5.26%(d)	1,118,102	1,118,102
Total Money Market Funds		1,118,102

Investments Purchased with Proceeds from Securities Lending – 12.5%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.96%(d)	36,424,560	36,424,560
Total Investments Purchased with Proceeds from Securities Lending		36,424,560
TOTAL SHORT-TERM INVESTMENTS (Cost $37,542,662)		37,542,662

TOTAL INVESTMENTS - 111.8% (Cost $361,732,024)		326,920,380
Liabilities in Excess of Other Assets - (11.8)%		(34,570,412)
TOTAL NET ASSETS - 100.0%		$292,349,968

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT- Real Estate Investment Trust
NA – Naamloze Vennootschap
SA – Societe Anonyme
CA – Capital Variable

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2023. The total market value of these securities was $35,944,638 which represented 12.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee.
These securities represented $29,699 or 0.0% of net assets as of September 30, 2023.

(d)	The rate shown represents the 7-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at September 30, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2023:

Vert Global Sustainable Real Estate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts
Diversified REITs	$2,502,296	$19,470,244	$–	$21,972,540
Health Care REITs	26,239,499	1,867,897	–	28,107,396
Hotel & Resort REITs	6,862,971	1,932,214	–	8,795,185
Industrial REITs	26,762,039	25,139,118	–	51,901,157
Office REITs	15,945,655	13,259,381	–	29,205,036
Residential REITs	40,365,484	6,757,231	29,699	47,152,414
Retail REITs	27,471,032	15,776,292	–	43,247,324
Specialized REITs	58,027,793	968,872	–	58,996,665
Real Estate Investment Trusts - Total	204,176,769	85,171,249	29,699	289,377,718
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	36,424,560
Money Market Funds	1,118,102	–	–	1,118,102
Total Investments	$205,294,872	$85,171,249	$29,699	$326,920,380

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.